Borrowings	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Borrowings

NOTE 6 – BORROWINGS

Borrowings as of June 30, 2023 and December 31, 2022 consisted of the following:

	June 30, 2023	December 31, 2022
Credit facilities	$933,627	$874,038
Financial liabilities	526,156	695,934
Finance lease liabilities	481,305	389,007
Total borrowings	$1,941,088	$1,958,979
Less: Current portion of long-term borrowings, net	(303,249)	(391,095)
Less: Deferred finance costs, net	(16,385)	(13,532)
Long-term borrowings, net	$1,621,454	$1,554,352

As of June 30, 2023, the total borrowings, net of deferred finance costs were $1,924,703.

Credit Facilities

FIRST-CITIZENS BANK & TRUST COMPANY: On December 21,2022, Navios Partners entered into a credit facility with First-Citizens Bank & Trust Company of up to $44,200 in order to refinance the existing indebtedness of three of its tanker vessels and for general corporate purposes. On January 5, 2023, the full amount was drawn. As of June 30, 2023, the total outstanding balance was $42,700 and is repayable in 19 consecutive quarterly installments of $1,500 each, with a final balloon installment of $14,200 to be paid on the last repayment date. The facility matures in the first quarter of 2028 and bears interest at Term Secured Overnight Financing Rate (“Term SOFR”) plus 195 bps per annum.

DNB BANK ASA: On February 16, 2023, Navios partners entered into a credit facility with DNB Bank ASA for a total amount up to $161,600 in order to finance part of the contract price of four newbuilding container vessels, currently under construction. As of June 30, 2023 the total amount has remained undrawn. The credit facility matures ten years after drawdown and bears interest at SOFR plus 170 bps per annum.

SKANDINAVISKA ENSKILDA BANKEN AB : On April 19, 2023, Navios Partners entered into a credit facility with Skandinaviska Enskilda Banken AB of up to $65,000 in order to refinance the existing indebtedness of five of its tanker vessels and for general corporate purposes. On April 21, 2023, the full amount was drawn. As of June 30, 2023, the total outstanding balance was $65,000 and is repayable in 20 consecutive quarterly installments of $1,950 each, with a final balloon installment of $26,000 to be paid on the last repayment date. The facility matures in the second quarter of 2028 and bears interest at SOFR plus 200 bps per annum.

KFW IPEX-BANK GMBH: On April 25, 2023, Navios Partners entered into an export agency-backed facility with KFW IPEX-BANK GMBH (“KFW”) for a total amount of up to $165,638 in order to finance the acquisition of two newbuilding 7,700 TEU containerships. As of June 30, 2023, the Company has drawn a total amount of $27,026 reflecting the commercial pre-delivery Tranche A. As of June 30, 2023 the total outstanding balance was $27,026. The facility is scheduled to mature 12 years after the drawdown date and bears interest at SOFR plus 150 bps per annum.

EUROBANK S.A: On May 2, 2023, Navios Partners entered into a credit facility with Eurobank S.A of up to $30,000 to refinance the existing indebtedness of three of its tanker vessels and for general corporate purposes. On May 3, 2023, the full amount was drawn. As of June 30, 2023, the total outstanding balance was $30,000 and is repayable in 20 consecutive quarterly installments of $900 each, with a final balloon installment of $12,000 to be paid on the last repayment date. The facility matures in the second quarter of 2028 and bears interest at Term SOFR plus 100 bps per annum for any part of the loan (up to 70%) secured by cash collateral and 225 bps per annum for the remaining amount.

BNP PARIBAS: On June 12, 2023, Navios Partners entered into a credit facility with BNP Paribas of up to $40,000 in order to refinance the existing indebtedness of nine of its containerships. On June 16, 2023, the full amount was drawn. As of June 30, 2023, the total outstanding balance was $40,000, and is repayable in 12 consecutive quarterly installments of $2,083 each, with a final balloon installment of $15,004 to be paid on the last repayment date. The facility matures in the second quarter of 2026 and bears interest at SOFR plus 250 bps per annum.

On June 21, 2023, Navios Partners entered into a credit facility with BNP Paribas and Credit Agricole Corporate and Investment Bank of up to $107,600 in order to refinance the existing indebtedness of ten of its vessels and for general corporate purposes. On June 26, 2023, the full amount was drawn. As of June 30, 2023, the total outstanding balance was $107,600 and is repayable in 12 consecutive quarterly installments of $7,000 each, with a final balloon installment of $23,600 to be paid on the last repayment date. The facility matures in the second quarter of 2026 and bears interest at SOFR plus 250 bps per annum.

NATIONAL BANK OF GREECE S.A: On June 20, 2023, Navios Partners entered into credit facility with National Bank of Greece S.A of up to $77,822 in order to refinance the existing indebtedness of ten of its vessels and for general corporate purposes. In June 2023, the full amount was drawn. As of June 30, 2023, the total outstanding balance was $77,822 and is repayable in 20 consecutive quarterly installments of $2,500 each, with a final balloon installment of $27,822 to be paid on the last repayment date. The facility matures in the second quarter of 2028 and bears interest at Term SOFR plus 215 bps per annum.

CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK: On June 28, 2023, Navios Partners entered into credit facility with Credit Agricole Corporate and Investment Bank of up to $62,400 in order to refinance existing indebtedness of seven of its dry bulk vessels. On June 30, 2023, the full amount was drawn. As of June 30, 2023, the total outstanding balance was $62,400 and is repayable in 12 consecutive quarterly installments of $2,750 each, with a balloon installment of $29,400 to be paid on the last repayment date. The facility matures in the second quarter of 2026 and bears interest at Term SOFR plus 250 bps per annum.

Financial Liabilities

In January 2022, the Company entered into a sale and leaseback agreement of $27,440 with an unrelated third party for the Navios Meridian, a newbuilding Panamax vessel of 82,010 dwt. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. In January 2022, Navios Partners declared its option to purchase the vessel at the end of the tenth year of the bareboat charter-in agreement, preserving the right to exercise the purchase option earlier during the option period. Under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In February 2023, Navios Partners took delivery of the Navios Meridian and recognized an amount of $27,440 as financial liability in accordance with ASC 842-40. Navios Partners is obliged to make 120 consecutive monthly payments of $152 each that commenced in February 2023. The sale and leaseback transaction matures in the first quarter of 2033, with a purchase obligation of $9,147 on the last repayment date and bears interest at Libor plus 180 bps per annum. As of June 30, 2023, the outstanding balance under the sale and leaseback agreement was $26,678.

In February 2023, the Company entered into a sale and leaseback agreement of $32,000 with an unrelated third party, in order to finance the Navios Felix, a 2016-built Capesize vessel of 181,221 dwt. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. Navios Partners has a purchase option of $750 to acquire the vessel at the end of the lease term and given the fact that such exercise price is not equal to the fair value of the asset at the end of the lease term, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On March 10, 2023, the amount of $32,000 was drawn. Navios Partners is obligated to make 120 consecutive monthly payments of $260 each that commenced in March 2023. The sale and leaseback transaction matures in the first quarter of 2033 and bears interest at Libor plus 200 bps per annum. As of June 30, 2023, the outstanding balance under the sale and leaseback agreement was $30,958.

In May 2023, Navios Partners entered into a sale and leaseback agreement of $178,000 with an unrelated third party, in order to finance the acquisition of two newbuilding 5,300 TEU containerships and two newbuilding Aframax/LR2 tanker vessels. As of June 30, 2023 the total amount has remained undrawn. The sale and leaseback transaction matures ten years after the drawdown date and bears interest at Term SOFR plus 210 bps per annum.

Finance Lease Liabilities

On July 29, 2022, Navios Partners took delivery of the Navios Amber, a 2015-built Panamax vessel of 80,994 dwt, for a remaining one-year charter-in agreement. The charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. During the first half of 2023, the Company declared its option to extend the charter period for one year commencing in May 2023. Under the ASC 842, the extension of the charter period is considered as a lease modification. Consequently, the Company reallocated the remaining consideration in the contract and remeasured the finance lease liability by using the updated Company’s incremental borrowing rate of approximately 6%. The finance lease liability recognized at the date of modification was increased by $1,877. The corresponding right-of-use asset under finance lease was adjusted upon remeasurement of the finance lease liability (see Note 4 – Vessels, net). As of June 30, 2023, the outstanding balance was $33,963 and is repayable in one year in consecutive monthly installments up to $303 each, with a purchase option of $30,690.

On March 29, 2023, Navios Partners took delivery of the Navios Altair, a 2023-built Capesize vessel of 182,115 dwt under a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the agreement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6.5%. As of June 30, 2023, the outstanding balance was $40,775 and is repayable in 15 years in consecutive monthly installments up to $298 each, with a purchase option of $9,500, assuming that the option will be exercised at the end of the agreement.

On April 27, 2023, Navios Partners took delivery of the Navios Sakura, a 2023-built Capesize vessel of 182,169 dwt, under a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting at the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the agreement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 5.8%. As of June 30, 2023, the outstanding balance was $44,509 and is repayable in 15 years in consecutive monthly installments up to $334 each, with a purchase option of $9,500, assuming that the option will be exercised at the end of the agreement.

On June 21, 2023, Navios Partners took delivery of the Navios Amethyst, a 2023-built Capesize vessel of 182,212 dwt, under a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the agreement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 5.6%. As of June 30, 2023, the outstanding balance was $59,521 and is repayable in 15 years in consecutive monthly installments up to $399 each, with a purchase option of $10,500, assuming that the option will be exercised at the end of the agreement.

The Company recognizes the total interest expense incurred on finance lease liabilities under the caption “Interest expense and finance cost, net” in the condensed Consolidated Statements of Operations. As of each of the three and six month periods ended June 30, 2023, the total interest expense incurred amounted to $7,457 and $12,622, respectively. No interest expense on finance lease liabilities was incurred for each of the three and six month periods ended June 30, 2022. As of June 30, 2023, payments related to the finance lease liabilities for the three month, and six month periods ended amounted to $6,431, and $12,119, respectively, and are presented under the caption “Repayment of long-term debt and financial liabilities” in the condensed Consolidated Statements of Cash Flows.

Credit Facilities and Financial Liabilities

The credit facilities and certain financial liabilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Navios Holdings’, Angeliki Frangou’s or their affiliates’ ownership in Navios Partners of at least 5.0%; and subordinating the obligations under the credit facilities to any general and administrative costs related to the vessels, including the fixed daily fee payable under the Management Agreements (defined herein).

As of June 30, 2023 and December 31, 2022, the security deposits under certain sale and leaseback agreements were $0 and $8,650, respectively, and are presented under the caption “Other long-term assets” in the condensed Consolidated Balance Sheets.

The Company’s credit facilities and certain financial liabilities also require compliance with a number of financial covenants, including: (i) maintain a required security ranging over 110% to 140%; (ii) minimum free consolidated liquidity in an amount equal to $500 per owned vessel and a number of vessels as defined in the Company’s credit facilities and financial liabilities; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities and financial liabilities) ranging from less than 0.75 to 0.80; and (v) maintain a minimum net worth of $135,000.

It is an event of default under the credit facilities and certain financial liabilities if such covenants are not complied with in accordance with the terms and subject to the prepayments or cure provisions of the facilities.

As of June 30, 2023, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities and certain financial liabilities.

The annualized weighted average interest rates of the Company’s total borrowings for the three and six month periods ended June 30, 2023 were 7.44% and 7.20%, respectively. The annualized weighted average interest rates of the Company’s total borrowings for the three and six month periods ended June 30, 2022 was 4.27% and 3.98%, respectively.

The maturity table below reflects the principal payments for the next five 12-month periods ending June 30 of the following years and thereafter of all borrowings of Navios Partners outstanding as of June 30, 2023, based on the repayment schedules of the respective credit facilities, financial liabilities and finance lease liabilities.

Period	Amount
2024	$308,970
2025	550,942
2026	294,971
2027	227,426
2028	162,441
2029 and thereafter	396,338
Total	$1,941,088